Lease commitments (Analysis of Leased Assets Under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Class of property
Less - Accumulated depreciation	¥ (30,853)	¥ (28,703)
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	18,298	19,702
Building
Class of property
Capital leased assets, gross	17,934	18,775
Machinery and equipment
Class of property
Capital leased assets, gross	¥ 31,217	¥ 29,630